Schedule of inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Staff Numbers And Costs
Raw materials		$ 1,646	$ 2,115	$ 1,887
Total	$ 1,540	$ 1,646	$ 2,115	$ 1,887